Note Loans (Components of Net Financing Leases) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leases Abstract
Total Minimum Lease Payments	$ 781,060	$ 681,198
Estimated residual value of leased property (unguaranteed)	293,495	246,248
Deferred origination costs, net of fees	12,261	9,496
Unearned financing income	151,881	126,797
Net minimum lease payments	934,935	810,145
Capital Leases - Allowance for loan losses	11,487	12,000
Net minimum lease payments, net of allowance for loan losses	$ 923,448	$ 798,145